LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

The Company has various operating leases for office space, vehicles and warehouse space that expire on different dates through 2030. Its lease agreements generally do not contain any material residual value guarantees or material restrictive covenants. The Company provided several security deposits mainly to secure various operating lease agreements in connection with its office space.

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2025, are as follows:

2026	$5,315
2027	4,368
2028	3,869
2029	3,063
2030	1,396
thereafter	-

Total undiscounted lease payments	$18,011

Less: adjustment to discounted lease payments	(990)

Total discounted lease payments	$17,021

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

Weighted-average remaining lease term (years):	3.91

Weighted-average discount rate:	3.24%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Weighted-average remaining lease term (years):	4.70

Weighted-average discount rate:	3.17%

Total rent expenses for the years ended December 31, 2025, 2024 and 2023 were $5,442, $5,542 and $6,052, respectively (see also Note 18b).